Material Cybersecurity Incidents	May 13, 2025
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Nature [Text Block]	Nucor Corporation (the “Company”) recently identified a cybersecurity incident involving unauthorized third party access to certain information technology systems used by the Company. Upon detecting the incident, the Company began promptly taking steps to contain and respond to the incident, including activating its incident response plan, proactively taking potentially affected systems offline and implementing other containment, remediation, or recovery measures. The Company is actively investigating the incident with the assistance of leading external cybersecurity experts and has notified federal law enforcement authorities.
Material Cybersecurity Incident Scope [Text Block]	As of the date of this filing and in an abundance of caution, the Company temporarily and proactively halted certain production operations at various locations. However, the Company is currently in the process of restarting the affected operations.
Material Cybersecurity Incident Timing [Text Block]	Nucor Corporation (the “Company”) recently identified a cybersecurity incident involving unauthorized third party access to certain information technology systems used by the Company.
Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]	As the investigation of the incident is ongoing, the Company will continue to monitor the timing and materiality of the incident.